Schedule of detailed information about continuity of convertible debt (Details) - USD ($)		12 Months Ended
	Dec. 01, 2020	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Total convertible debt obligation beginning balance		$ 9,951,496	$ 10,793,459	$ 12,532,723
Exchange of EB Loan for Amended EB Loan			5,043,103
Exchange of Amended EB Loan for EB CD			2,462,209
Conversion - common shares issued			(13,704,605)	(5,152,023)
Conversion - warrants issued			(5,359,775)	(5,037,535)
Interest expense			841,019	358,123
Accrued interest on conversion / interest payments			(607,547)	(305,591)
Effect of foreign exchange			134,562	(200,661)
Change in fair value			6,066,594	(230,127)
Total convertible debt obligation ending balance		7,250,603	9,951,496	10,793,459
Current borrowings		2,267,367	914,428
Non-current portion of non-current borrowings		4,983,236	9,037,068
Total convertible debt obligation		7,250,603	9,951,496	10,793,459
Issuances			4,282,477	8,828,550
Less than one year		2,267,367	914,428
Greater than one year		4,983,236	9,037,068
Two Thousands Nineteen Series Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation beginning balance		914,428	2,121,869	12,532,723
Issuances
Exchange of EB Loan for Amended EB Loan
Exchange of Amended EB Loan for EB CD
Principal and interest at maturity		(509,716)
Conversion - common shares issued			(1,500,214)	(5,152,023)
Conversion - warrants issued			(1,103,661)	(5,037,535)
Interest expense		23,983	54,126	358,123
Accrued interest on conversion / interest payments			(101,247)	(317,508)
Effect of foreign exchange		(27,040)	134,562	(200,661)
Change in fair value		(401,655)	1,308,993	(61,250)
Total convertible debt obligation ending balance			914,428	2,121,869
Current borrowings			914,428
Non-current portion of non-current borrowings
Total convertible debt obligation			914,428	2,121,869
Issuances
Less than one year			914,428
Greater than one year
Two Thousands Twenty Series Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation beginning balance		2,097,127	8,671,590
Issuances			4,282,477
Exchange of EB Loan for Amended EB Loan
Exchange of Amended EB Loan for EB CD
Principal and interest at maturity
Conversion - common shares issued			(12,204,391)
Conversion - warrants issued			(4,256,114)
Interest expense		200,000	398,183
Accrued interest on conversion / interest payments			(256,300)	11,917
Effect of foreign exchange
Change in fair value		(29,760)	5,461,682	(168,877)
Total convertible debt obligation ending balance		2,267,367	2,097,127	8,671,590
Current borrowings		2,267,367
Non-current portion of non-current borrowings			2,097,127
Total convertible debt obligation		2,267,367	2,097,127	8,671,590
Issuances			4,282,477	8,828,550
Less than one year		2,267,367
Greater than one year			2,097,127
Amended EB Loan [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation beginning balance
Issuances
Exchange of EB Loan for Amended EB Loan			5,043,103
Exchange of Amended EB Loan for EB CD			(4,931,813)
Principal and interest at maturity
Conversion - common shares issued
Conversion - warrants issued
Interest expense			138,710
Accrued interest on conversion / interest payments			(250,000)
Effect of foreign exchange
Change in fair value
Total convertible debt obligation ending balance
Total convertible debt obligation
EB CD [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation beginning balance		6,939,941
Issuances
Exchange of EB Loan for Amended EB Loan
Exchange of Amended EB Loan for EB CD			7,394,022
Principal and interest at maturity
Conversion - common shares issued
Conversion - warrants issued
Interest expense		500,000	250,000
Accrued interest on conversion / interest payments		(500,000)
Effect of foreign exchange
Change in fair value		(1,956,705)	(704,081)
Total convertible debt obligation ending balance		4,983,236	6,939,941
Current borrowings
Non-current portion of non-current borrowings			6,939,941
Total convertible debt obligation		4,983,236	6,939,941
Issuances
Less than one year
Greater than one year			6,939,941
E B Loan [Member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation beginning balance
Exchange of EB Loan for Amended EB Loan	$ 5,043,103		5,043,103
Exchange of Amended EB Loan for EB CD			(4,931,813)
Conversion - common shares issued
Conversion - warrants issued
Interest expense			138,710
Accrued interest on conversion / interest payments			(250,000)
Effect of foreign exchange
Change in fair value
Total convertible debt obligation ending balance
Current borrowings
Non-current portion of non-current borrowings
Total convertible debt obligation
Issuances
Less than one year
Greater than one year